Net Loss per Share - Summary Of Anti-Dilutive Shares (Details) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share		354,728,664	159,726,314	107,092,830
Warrants [Member] | Class A common stock [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share		0	1,020,187	1,020,187
Stock Options [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share		25,228,853	33,354,871	35,276,812
Restricted Stock Units (RSUs) [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share		168,321,952	124,932,207	70,119,944
RSA [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share		182,622	419,049	675,887
New Ginkgo Earn-out shares [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	[1]	160,995,237	0	0

[1]	Represents earnout shares for which the vesting conditions have not been satisfied.